SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Abstract]
Schedule Of Share-based Compensation Expense
SHARE-BASED COMPENSATION EXPENSE ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions, except per share amounts)
	Years ended December 31,
	2011	2010	2009
Share-based compensation expense, before income taxes	$44	$34	$34
Income tax benefit	(18)	(13)	(13)
Share-based compensation expense, net of income taxes	$26	$21	$21

Net share-based compensation expense, per common share
Basic	$0.11	$0.09	$0.09
Diluted	$0.11	$0.08	$0.08

SHARE-BASED COMPENSATION EXPENSE ― SDG&E AND SOCALGAS
(Dollars in millions)
	Years ended December 31,
	2011	2010	2009
SDG&E:
Compensation expense	$8	$9	$6
Capitalized compensation cost	3	2	3
SoCalGas:
Compensation expense	$9	$8	$7
Capitalized compensation cost	1	1	2

Schedule Of Non Qualified Stock Option Valuation Assumptions [Abstract]
Schedule Of Non Qualified Stock Option Valuation Assumptions [Text Block]
	2010	2009
Stock price volatility	19%	18%
Risk-free rate of return	2.6%	1.9%
Annual dividend yield	2.8%	3.2%
Expected life	5.5 years	5.6 years

	2011	2010	2009
Risk-free rate of return	1.5%	2.1%	1.4%
Annual dividend yield	3.0%	2.8%	3.2%
Stock price volatility	27%	26%	25%

Schedule Of Non Qualified Stock Options [Abstract]
Schedule Of Non-qualified Stock Options
NON-QUALIFIED STOCK OPTIONS

			Weighted-
		Weighted-	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual Term	Intrinsic Value
	Option	Price	(in years)	(in millions)
Outstanding at December 31, 2010	5,630,472	$44.79
Exercised	(958,126)	$29.41
Forfeited/canceled	(41,375)	$57.75
Outstanding at December 31, 2011	4,630,971	$47.85	4.9	$40

Vested or expected to vest, at December 31, 2011	4,615,468	$47.83	4.8	$40
Exercisable at December 31, 2011	3,542,346	$46.56	4.2	$35

Schedule Of Restricted Stock Awards [Abstract]
Schedule Of Restricted Stock Awards
RESTRICTED STOCK AWARDS

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value
Nonvested at December 31, 2010	787,973	$36.73
Granted	11,876	$52.96
Vested	(775,573)	$36.67
Nonvested at December 31, 2011	24,276	$46.51
Vested or expected to vest, at December 31, 2011	24,276	$46.51

Schedule Of Restricted Stock Units [Abstract]
Schedule Of Restricted Stock Units
RESTRICTED STOCK UNITS

		Weighted-
		Average
		Grant-Date
	Units	Fair Value
Nonvested at December 31, 2010	2,231,325	$43.46
Granted	1,089,223	$42.35
Vested	(10,336)	$50.40
Forfeited	(17,700)	$42.34
Nonvested at December 31, 2011(1)	3,292,512	$43.08
Vested or expected to vest, at December 31, 2011	3,231,843	$43.10
(1)	Each unit represents the right to receive one share of our common stock if applicable performance conditions are satisfied. Up to an additional 50% of the shares represented by the units may be issued if Sempra Energy exceeds target performance conditions.